Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value [Table Text Block]
	September 30, 2025			March 31, 2025
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$22,643	$-	$-	$23,375	$-
(i) Digital currencies (Note 6)	-	24,364	-	-	181,146	-
(ii) Investments (Note 4)	21,815	-	1,184	21,016	-	429
Derivative asset (Note 6)	-	-	47,015	-	-	1,300
	$21,815	$47,007	$48,199	$21,016	$204,521	$1,729

Liabilities
Warrant liability	$-	$-	$4,055	$-	$-	$760
Convertible loan-derivative component	-	-	-	-	-	-
	$-	$-	$4,055	$-	$-	$760

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
Level 3 Continuity
Investments
Balance, at April 1, 2024	$576
Transfer to Level 1	(133)
Foreign exchange	(2)
Change in fair value	(12)
Balance, at March 31, 2025	429

Addition	725
Change in fair value	29
Foreign exchange	1
Balance, at September 30, 2025	$1,184

Derivative asset
Balance, at April 1, 2024	$-
Additions	2,000
Change in fair value	(700)
Balance, at March 31, 2025	1,300

Additions	33,675
Exercised	(5,428)
Change in fair value	17,468
Balance, at September 30, 2025	$47,015

Warrant liability
Balance, at April 1, 2024	$-
Additions - reclassification from equity	5,112
Change in fair value	(4,352)
Balance, at March 31, 2025	760

Change in fair value	3,295
Balance, at September 30, 2025	$4,055